American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2025

Growth Fund - Schedule of Investments
JULY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.3%
General Electric Co.	758,002	205,479,182
Automobiles — 2.4%
Tesla, Inc.(1)	1,222,610	376,893,985
Biotechnology — 2.5%
AbbVie, Inc.	1,356,732	256,449,482
Vertex Pharmaceuticals, Inc.(1)	276,564	126,353,795
		382,803,277
Broadline Retail — 5.4%
Amazon.com, Inc.(1)	3,599,661	842,716,637
Building Products — 0.7%
Trane Technologies PLC	170,903	74,869,186
Trex Co., Inc.(1)	638,495	41,016,919
		115,886,105
Capital Markets — 1.1%
Goldman Sachs Group, Inc.	82,144	59,438,577
KKR & Co., Inc.	415,395	60,888,599
S&P Global, Inc.	79,999	44,087,449
		164,414,625
Commercial Services and Supplies — 0.4%
Copart, Inc.(1)	1,434,873	65,042,793
Communications Equipment — 1.4%
Arista Networks, Inc.(1)	1,325,728	163,356,204
Motorola Solutions, Inc.	112,221	49,262,775
		212,618,979
Construction and Engineering — 0.4%
Sterling Infrastructure, Inc.(1)	208,040	55,669,424
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	154,231	144,921,617
Electrical Equipment — 1.3%
Eaton Corp. PLC	122,870	47,270,547
GE Vernova, Inc.	232,884	153,770,976
		201,041,523
Electronic Equipment, Instruments and Components — 0.7%
Amphenol Corp., Class A	1,082,091	115,253,512
Entertainment — 2.2%
Liberty Media Corp.-Liberty Formula One, Class C(1)	541,594	54,348,958
Netflix, Inc.(1)	186,430	216,146,942
Spotify Technology SA(1)	117,124	73,382,871
		343,878,771
Financial Services — 4.9%
Adyen NV(1)	19,792	33,946,261
Apollo Global Management, Inc.	455,497	66,192,824
Fiserv, Inc.(1)	386,274	53,668,910
Mastercard, Inc., Class A	708,379	401,275,452
Visa, Inc., Class A	626,086	216,293,930
		771,377,377
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	1,827,298	160,345,399

Health Care Equipment and Supplies — 1.2%
Dexcom, Inc.(1)	348,600	28,156,422
IDEXX Laboratories, Inc.(1)	53,531	28,602,149
Intuitive Surgical, Inc.(1)	257,426	123,845,074
		180,603,645
Health Care Providers and Services — 0.5%
Cencora, Inc.	285,616	81,709,025
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	481,365	63,737,540
Chipotle Mexican Grill, Inc.(1)	2,084,858	89,398,711
Dutch Bros, Inc., Class A(1)	866,481	51,356,329
Expedia Group, Inc.	281,088	50,657,679
Marriott International, Inc., Class A	169,827	44,805,457
		299,955,716
Household Products — 0.6%
Church & Dwight Co., Inc.	373,589	35,031,441
Procter & Gamble Co.	404,818	60,912,964
		95,944,405
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	294,742	61,465,497
Interactive Media and Services — 10.4%
Alphabet, Inc., Class A	4,263,315	818,130,149
Meta Platforms, Inc., Class A	955,423	738,962,365
Pinterest, Inc., Class A(1)	1,755,720	67,770,792
		1,624,863,306
IT Services — 2.2%
Cloudflare, Inc., Class A(1)	270,741	56,227,491
MongoDB, Inc.(1)	303,545	72,210,320
Okta, Inc.(1)	880,981	86,159,942
Snowflake, Inc., Class A(1)	569,280	127,234,080
		341,831,833
Machinery — 0.6%
Parker-Hannifin Corp.	64,391	47,127,773
Xylem, Inc.	314,103	45,425,576
		92,553,349
Oil, Gas and Consumable Fuels — 0.2%
Cheniere Energy, Inc.	132,343	31,217,067
Pharmaceuticals — 2.9%
Eli Lilly & Co.	511,153	378,289,001
Zoetis, Inc.	555,566	80,995,967
		459,284,968
Professional Services — 0.6%
Automatic Data Processing, Inc.	313,542	97,041,249
Semiconductors and Semiconductor Equipment — 19.3%
Analog Devices, Inc.	261,507	58,742,318
Applied Materials, Inc.	118,649	21,363,939
ARM Holdings PLC, ADR(1)(2)	218,963	30,955,894
ASML Holding NV	46,157	31,990,166
Broadcom, Inc.	2,802,253	823,021,706
NVIDIA Corp.	10,967,128	1,950,723,057
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	433,866	104,830,703
		3,021,627,783
Software — 21.1%
AppLovin Corp., Class A(1)	444,567	173,692,327

Cadence Design Systems, Inc.(1)	565,182	206,048,402
Crowdstrike Holdings, Inc., Class A(1)	245,858	111,759,671
Datadog, Inc., Class A(1)	603,239	84,441,395
Dynatrace, Inc.(1)	1,659,645	87,313,923
Gitlab, Inc., Class A(1)	712,515	31,215,282
Microsoft Corp.	4,222,312	2,252,603,452
Palantir Technologies, Inc., Class A(1)	563,191	89,181,295
ServiceNow, Inc.(1)	158,498	149,482,634
Workday, Inc., Class A(1)	487,852	111,903,492
		3,297,641,873
Specialized REITs — 0.4%
Equinix, Inc.	56,526	44,382,519
SBA Communications Corp.	56,233	12,636,680
		57,019,199
Specialty Retail — 2.4%
Home Depot, Inc.	393,012	144,435,840
O'Reilly Automotive, Inc.(1)	413,109	40,616,877
TJX Cos., Inc.	1,189,669	148,149,480
Tractor Supply Co.	780,200	44,432,390
		377,634,587
Technology Hardware, Storage and Peripherals — 7.8%
Apple, Inc.	5,882,997	1,221,133,687
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	462,520	49,105,748
Trading Companies and Distributors — 0.2%
Fastenal Co.	522,337	24,095,406
TOTAL COMMON STOCKS (Cost $6,267,213,389)		15,573,071,549
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth ETF (Cost $42,635,542)	101,008	44,484,933
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	47,249	47,249
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $2,223,588), in a joint trading account at 4.32%, dated 7/31/25, due 8/1/25 (Delivery value $2,182,735)		2,182,473
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 1/15/28, valued at $19,656,605), at 4.35%, dated 7/31/25, due 8/1/25 (Delivery value $19,273,329)		19,271,000
		21,453,473
TOTAL SHORT-TERM INVESTMENTS (Cost $21,500,722)		21,500,722
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,331,349,653)		15,639,057,204
OTHER ASSETS AND LIABILITIES — 0.0%		941,487
TOTAL NET ASSETS — 100.0%		$15,639,998,691

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,632,644	USD	4,231,849	Goldman Sachs & Co. LLC	9/26/25	$(71,718)
EUR	10,600,336	USD	12,542,596	Morgan Stanley & Co. LLC	9/26/25	(403,013)
EUR	1,411,375	USD	1,663,049	Morgan Stanley & Co. LLC	9/26/25	(46,732)
EUR	1,909,005	USD	2,255,202	Morgan Stanley & Co. LLC	9/26/25	(68,995)
EUR	18,761,086	USD	22,129,508	UBS AG	9/26/25	(644,174)
USD	22,892,694	EUR	19,733,209	Goldman Sachs & Co. LLC	9/26/25	294,077
USD	22,901,159	EUR	19,733,209	JPMorgan Chase Bank NA	9/26/25	302,542
USD	22,873,037	EUR	19,733,210	Morgan Stanley & Co. LLC	9/26/25	274,420
USD	4,562,868	EUR	3,899,867	Morgan Stanley & Co. LLC	9/26/25	96,712
USD	1,909,295	EUR	1,633,589	Morgan Stanley & Co. LLC	9/26/25	38,497
USD	1,836,724	EUR	1,584,771	Morgan Stanley & Co. LLC	9/26/25	21,833
USD	22,890,918	EUR	19,733,209	UBS AG	9/26/25	292,301
USD	1,825,573	EUR	1,551,615	UBS AG	9/26/25	48,652
						$134,402

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $30,955,894. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $39,317,683, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$15,507,135,122	$65,936,427	—
Exchange-Traded Funds	44,484,933	—	—
Short-Term Investments	47,249	21,453,473	—
	$15,551,667,304	$87,389,900	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,369,034	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,234,632	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.